Fair value of financial instruments - Fair Value of Private Placement Warrants Publicly Traded Stock Pricing Approach (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market value of the Company's common stock			$ 16.18	$ 9.55
Risk-free interest rate	0.92%
Estimated price volatility		55.00%	55.00%
Dividend yield			0.00%
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Market value of the Company's common stock		$ 26.05	$ 16.18
Exercise price		13.00	13.00
Risk-free interest rate		0.38%	0.42%
Estimated price volatility		45.00%	45.00%
Marketability discount		15.00%	15.00%
Contractual term		3 years 29 days	3 years 3 months 29 days
Dividend yield		0.00%	0.00%